SUPPLEMENTARY INFORMATION RELATING TO THE NATURE OF EXPENSES (Selling, general and administrative expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Jan. 01, 2017
Analysis of income and expense [abstract]
Selling expenses	$ 118,560	$ 113,340
Administrative expenses	141,325	121,702
Distribution expenses	117,438	101,391
Selling, general and administrative expenses	$ 377,323	$ 336,433